Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other receivables
Schedule of prepaid expenses

The components of prepaid expenses and other receivables are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2021	2020
Prepaid expenses	$1,445	$2,140
Other receivables	2,327	1,743
Total other prepaid expenses and other receivables	$3,772	$3,883